Earnings (Loss) per Member Unit (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	16,119,843	17,845,242	18,678,593	18,713,992	19,751,492
Class B-1 Unvested Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	2,000,000	4,000,000	4,000,000	6,000,000	8,000,000
Class B-2 Unvested Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	4,054,054	4,054,054	4,054,054	4,054,054	4,054,054
Class B-3 Unvested Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	5,647,438	5,647,438	5,647,438	5,647,438	5,647,438
Class C Unvested Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	3,560,000	4,143,750	4,118,750	3,012,500	2,050,000
Class D Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential Member Units were excluded from Diluted Loss per Member Unit, as their effect would be anti-dilutive	858,351		858,351	0	0